Financial Risk Management - Summary of Allowance for Expected Credit Losses of Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
As at January 1	$ (778)	$ (1,220)
Increase of allowance recognized in statement of operations during the year	(1,347)	(383)
Receivables written off during the year as uncollectible	438	170
Unused amount reversed	434	617
Translation differences	(42)	38
As at December 31	$ (1,295)	$ (778)